PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended
Sep. 30, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	March 31,	September 30,
	2021	2021
	RMB	RMB

Cost
Leasehold improvement	167,073	173,267
Computer equipment	61,758	56,686
Software	26,018	26,018
Furniture	3,650	3,650
Vehicle and motor	2,254	2,254
Total property, equipment and software	260,753	261,875

Less: accumulated depreciation and amortization
Leasehold improvement	(159,103)	(162,215)
Computer equipment	(56,961)	(55,531)
Software	(11,561)	(12,752)
Furniture	(2,738)	(2,839)
Vehicle and motor	(1,084)	(1,352)
Total accumulated depreciation and amortization	(231,447)	(234,689)

Net book value	29,306	27,186

The total amounts charged to the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for depreciation and amortization expenses amounted to approximately RMB 28.8 million and RMB8.1 million for the six months ended September 30, 2020 and 2021, respectively.